Provisions and Contingent Liabilities - Summary Of Other Provisions (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	R$ 16,020	R$ 15,479	R$ 15,193	R$ 15,704	R$ 17,171	R$ 17,474	R$ 11,843	R$ 5,334
Judicial deposits	10,168		18,403			14,850
Tax contingencies [member]
Disclosure of other provisions [line items]
Other provisions	10,062		9,878			9,392
Civil contingencies [member]
Disclosure of other provisions [line items]
Other provisions	3,660		2,673			5,610
Labor contingencies [member]
Disclosure of other provisions [line items]
Other provisions	R$ 2,298		R$ 2,642			R$ 2,472